Document and Entity Information	Oct. 02, 2025
Cover [Abstract]
Entity Registrant Name	BIG 5 SPORTING GOODS Corp
Amendment Flag	false
Entity Central Index Key	0001156388
Current Fiscal Year End Date	--12-29
Document Type	8-K
Document Period End Date	Oct. 02, 2025
Entity Incorporation State Country Code	DE
Entity File Number	000-49850
Entity Tax Identification Number	95-4388794
Entity Address, Address Line One	2525 East El Segundo Boulevard
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	536-0611
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	BGFV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false